Income Taxes - Expected Expiry Dates of NOL's (Details) - United States $ in Thousands	Dec. 31, 2024 USD ($)
State NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	$ 9,601
Net operating loss carryforwards	277,828
State NOL's | 2025-2038
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	262,170
State NOL's | 2039-2043
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	6,057
Federal NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	0
Net operating loss carryforwards	8,035
Federal NOL's | 2025-2038
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	8,035
Federal NOL's | 2039-2043
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	$ 0